SCHEDULE OF MERGER CONSOLIDATED BALANCE SHEET (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 396,216	$ 92,813
Accounts Receivable	47,682
Taxes recoverable	26
Inventory	171,726
Related party transactions
Other current assets	47,772	3,621
Total current assets	663,422	96,434
Property and equipment, net	1,717,488	320,700
Total assets	2,380,910	417,134
Current liabilities:
Accounts payable	346,346	59,009
Related party transactions	872,942	674,461
Other current liabilities	8,083	648
Total current liabilities	1,227,371	734,118
Non Current liabilities:
Other non-current liabilities	33,961	4,729
Total current liabilities	33,961	4,729
Total liabilities	1,261,332	738,847
Total stockholders’ equity	1,119,578	(321,713)
Total liabilities and stockholders’ equity	2,380,910	417,134
Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents		5,973
Accounts Receivable
Taxes recoverable
Inventory
Related party transactions		674,461
Other current assets		30,147
Total current assets		710,581
Property and equipment, net		1,059,862
Total assets		1,770,443
Current liabilities:
Accounts payable		22,601
Related party transactions
Other current liabilities		40,951
Total current liabilities		63,552
Non Current liabilities:
Other non-current liabilities		53,849
Total current liabilities		53,849
Total liabilities		117,401
Total stockholders’ equity		1,653,042
Total liabilities and stockholders’ equity		1,770,443
Intragroup Transactions [Member]
Current assets:
Cash and cash equivalents
Accounts Receivable
Taxes recoverable
Inventory
Related party transactions		674,461
Other current assets
Total current assets		674,461
Property and equipment, net
Total assets		674,461
Current liabilities:
Accounts payable
Related party transactions		674,461
Other current liabilities
Total current liabilities		674,461
Non Current liabilities:
Other non-current liabilities
Total current liabilities
Total liabilities		674,461
Total stockholders’ equity
Total liabilities and stockholders’ equity		674,461
Proforma Consolidated [Member]
Current assets:
Cash and cash equivalents		98,786
Accounts Receivable
Taxes recoverable
Inventory
Related party transactions
Other current assets		33,768
Total current assets		132,554
Property and equipment, net		1,380,562
Total assets		1,513,116
Current liabilities:
Accounts payable		81,610
Related party transactions
Other current liabilities		41,599
Total current liabilities		123,209
Non Current liabilities:
Other non-current liabilities		58,578
Total current liabilities		58,578
Total liabilities		181,787
Total stockholders’ equity		1,331,329
Total liabilities and stockholders’ equity		$ 1,513,116
Consolidated Pre Merger [Member] | Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents	16,648
Accounts Receivable	35,082
Taxes recoverable
Inventory	206,510
Other current assets	8,684
Total current assets	266,924
Property and equipment, net	336,120
Intangible assets, net
Total assets	603,044
Current liabilities:
Accounts payable	49,468
Related party transactions	279,816
Other current liabilities	1,757
Total current liabilities	331,041
Non Current liabilities:
Other non-current liabilities	4,685
Total current liabilities	4,685
Total liabilities	335,726
Total stockholders’ equity	267,318
Total liabilities and stockholders’ equity	603,044
Merged Entity [Member] | Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents	2,857
Accounts Receivable
Taxes recoverable	26
Inventory
Other current assets	22,565
Total current assets	25,448
Property and equipment, net	1,273,827
Intangible assets, net
Total assets	1,299,275
Current liabilities:
Accounts payable	24,215
Related party transactions	481,815
Other current liabilities	6,561
Total current liabilities	512,591
Non Current liabilities:
Other non-current liabilities	13,718
Total current liabilities	13,718
Total liabilities	526,309
Total stockholders’ equity	772,966
Total liabilities and stockholders’ equity	1,299,275
Consolidated Post Merger [Member] | Apollo Resources Corporation [Member]
Current assets:
Cash and cash equivalents	19,505
Accounts Receivable	35,082
Taxes recoverable	26
Inventory	206,510
Other current assets	31,249
Total current assets	292,372
Property and equipment, net	1,609,947
Intangible assets, net
Total assets	1,902,319
Current liabilities:
Accounts payable	73,683
Related party transactions	761,631
Other current liabilities	8,318
Total current liabilities	843,632
Non Current liabilities:
Other non-current liabilities	18,403
Total current liabilities	18,403
Total liabilities	862,035
Total stockholders’ equity	1,040,284
Total liabilities and stockholders’ equity	$ 1,902,319